Other financial assets - Summary of Finance Lease Receivables (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	₨ 5,459	₨ 3,599
Less: Unearned finance income	(289)	(187)
Present value of minimum lease payment receivables	5,170	3,412
Present value of minimum lease payment receivables	5,170	3,412
Non-current finance lease receivables	2,359	1,794
Current finance lease receivables	2,811	1,618
Not later than one year [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	2,986	1,742
Present value of minimum lease payment receivables	2,811	1,618
Present value of minimum lease payment receivables	2,811	1,618
Later than one year but not later than five years [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease	2,473	1,813
Present value of minimum lease payment receivables	2,359	1,752
Present value of minimum lease payment receivables	₨ 2,359	1,752
Later than five years [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Gross investment in lease		44
Present value of minimum lease payment receivables		42
Present value of minimum lease payment receivables		₨ 42